Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
	Quarter Ended
	March 31	June 30	September 30	December 31
(Thousands of dollars, except per share amounts)
2013
Operating revenues	$613,505	$411,574	$387,346	$538,357
Operating income	138,394	28,908	6,141	100,772
Net income (loss)	80,674	10,067	(3,057)	57,189
Net income (loss) attributable to Southwest Gas Corporation	80,773	10,108	(2,864)	57,303
Basic earnings (loss) per common share*	1.75	0.22	(0.06)	1.24
Diluted earnings (loss) per common share*	1.73	0.22	(0.06)	1.22

2012
Operating revenues	$657,645	$409,768	$371,799	$488,566
Operating income	134,623	15,380	6,310	115,211
Net income (loss)	78,835	(3,888)	(4,414)	62,106
Net income (loss) attributable to Southwest Gas Corporation	78,919	(3,676)	(4,305)	62,393
Basic earnings (loss) per common share*	1.71	(0.08)	(0.09)	1.35
Diluted earnings (loss) per common share*	1.70	(0.08)	(0.09)	1.34
2011
Operating revenues	$628,440	$388,505	$352,592	$517,651
Operating income	126,335	20,568	1,253	101,924
Net income (loss)	68,354	4,013	(15,747)	55,143
Net income (loss) attributable to Southwest Gas Corporation	68,549	4,055	(15,641)	55,324
Basic earnings (loss) per common share*	1.50	0.09	(0.34)	1.20
Diluted earnings (loss) per common share*	1.48	0.09	(0.34)	1.19

*	The sum of quarterly earnings (loss) per average common share may not equal the annual earnings (loss) per share due to the ongoing change in the weighted-average number of common shares outstanding.